Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Income Tax Expense (Benefit)	$ 1,138	$ 2,019	$ 2,657
Deferred Tax Assets, Operating Loss Carryforwards	$ 2,147	$ 0
Earliest Tax Year [Member]
Open Tax Year	2013